Investments	12 Months Ended
Mar. 31, 2024
Disclosure Of Investments Other Than Investments Accounted For Using Equity Method [Abstract]
Investments

2.2 Investments

The carrying value of investments are as follows:

(Dollars in millions)
	As of
	March 31, 2024	March 31, 2023
Current investments
Amortized cost:
Quoted debt securities	—	18

Fair value through profit and loss:
Liquid mutual funds	313	119

Fair Value through Other comprehensive income:
Quoted debt securities	291	179
Certificates of deposit	365	435
Commercial Paper	579	90
	1,548	841
Non-Current investments
Amortized cost:
Quoted debt securities	211	215

Fair value through Other comprehensive income:
Quoted debt securities	1,093	1,221
Quoted equity securities	14	—
Unquoted equity and preference securities	11	24

Fair value through profit and loss:
Target maturity fund units	51	49
Others	24	21
	1,404	1,530
Total Investments	2,952	2,371
Investment carried at amortized cost	211	233
Investments carried at fair value through other comprehensive income	2,353	1,949
Investments carried at fair value through profit and loss	388	189

Note: Uncalled capital commitments outstanding as of March 31, 2024, and March 31, 2023, was $9 million and $11 million, respectively.

Refer to Note 2.3 for accounting policies on financial instruments.

Details of amounts recorded in other comprehensive income:

(Dollars in millions)
Net gain / (loss) on	Year ended March 31, 2024
	Gross	Tax	Net
Quoted debt securities	19	(2)	17
Equity and preference securities	1	1	2

(Dollars in millions)
Net gain / (loss) on	Year ended March 31, 2023
	Gross	Tax	Net
Quoted debt securities	(31)	1	(30)
Equity and preference securities	(3)	–	(3)

(Dollars in millions)
Net gain / (loss) on	Year ended March 31, 2022
	Gross	Tax	Net
Quoted debt securities	(9)	3	(6)
Equity and preference securities	15	(3)	12

Method of fair valuation:

(Dollars in millions)
		Fair value
		As of March 31
Class of investment	Method	2024	2023
Liquid mutual funds- carried at Fair value through profit or loss	Quoted price	313	119
Target maturity fund units- carried at Fair value through profit or loss	Quoted price	51	49
Quoted debt securities- carried at amortized cost	Quoted price and market observable inputs	236	261
Quoted debt securities- carried at Fair value through other comprehensive income	Quoted price and market observable inputs	1,384	1,400
Commercial Paper- carried at Fair value through other comprehensive income	Market observable inputs	579	90
Certificate of deposits- carried at Fair value through other comprehensive income	Market observable inputs	365	435
Unquoted equity and preference securities- carried at fair value through other comprehensive income	Discounted cash flows method, Market multiples method, Option pricing model	11	24
Quoted equity securities - carried at fair value through other comprehensive income	Quoted price	14	—
Others - carried at fair value through profit or loss	Discounted cash flows method, Market multiples method, Option pricing model	24	21
		2,977	2,399

Note: Certain quoted investments are classified as Level 2 in the absence of active market for such investments.